OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, NY 10281-1008

April 2, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer Rochester Fund Municipals (the “Registrant”)
Reg. No. 33-03692; File No. 811-3614

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on March 27, 2013.

Sincerely,

/s/ Amy E. Shapiro
------------------------------------
Amy E. Shapiro
Vice President & Assistant Counsel
212-323-5922
ashapiro@oppenheimerfunds.com

cc:	Kramer Levin
Gloria LaFond
Edward Gizzi, Esq.